Earnings Per Share Attributable To Ordinary Equity Holders of The Parent	12 Months Ended
Dec. 31, 2020
Earnings/(loss) Per Share Attributable To Ordinary Equity Holders of The Parent
Earnings Per Share Attributable To Ordinary Equity Holders of The Parent
10.	EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
The Company’s ordinary shares are divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible into Class B ordinary share under any circumstances. Each Class B ordinary share is entitled to twenty votes and is convertible into one Class A ordinary share at any time by the holder thereof.
The basic earnings per share attributable to Class A ordinary equity holders and Class B ordinary equity holders are calculated by dividing the profit for the year attributable to Class A ordinary equity holders and Class B ordinary equity holders of the parent by the number of Class A ordinary shares and Class B ordinary shares, respectively, as if the Reorganisation had taken place on January 1, 2018 as mentioned in Note 1.2.
The diluted earnings per share attributable to Class A ordinary equity holders and Class B ordinary equity holders are based on the profit for the year attributable to Class A ordinary equity holders and Class B ordinary equity holders of the parent, adjusted to reflect the interest on the convertible bond of HK$7,717,348, fair value changes on the derivative component of the convertible bonds of HK$7,765,148 and the foreign exchange effect of the convertible bonds of HK$528,958. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the year, as used in the basic earnings per share calculation plus the weighted average number of ordinary shares assumed to have been issued at no consideration on the deemed exercise or conversion of all dilutive potential ordinary shares into ordinary shares.

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2018	2019	2020
Basic earnings per share:
Numerator:

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class A	—	69,906,757	249,206,548

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class B	468,061,079	868,366,128	810,766,722

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	—	16,112,737	57,474,495

Weighted average number of Class B ordinary shares outstanding—basic	200,000,001	200,148,822	186,987,093

Basic earnings per share (HK$) Class A	—	4.34	4.34

Basic earnings per share (HK$) Class B	2.34	4.34	4.34

Diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class A	—	69,906,757	248,629,790

Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class B	468,061,079	868,366,128	810,766,722

Denominator:
Weighted average number of Class A ordinary shares outstanding—diluted	—	16,117,254	58,966,142
Weighted average number of Class B ordinary shares outstanding—diluted	200,000,001	200,204,936	186,987,093

Diluted earnings per share (HK$) Class A	—	4.34	4.22

Diluted earnings per share (HK$) Class B	2.34	4.34	4.34

	Number of shares
	For the year ended December 31,
	2018	2019	2020
Shares:

Weighted average number of Class A ordinary shares in issue during the year used in the basic earnings per share calculation	—	16,112,737	57,474,495
Effect of dilution – weighted average number of ordinary shares:
Warrants	—	864	—
Convertible bond	—	3,653	1,491,647

	—	16,117,254	58,966,142

Weighted average number of Class B ordinary shares in issue during the year used in the basic earnings per share calculation	200,000,001	200,148,822	186,987,093
Effect of dilution – weighted average number of ordinary shares:
Warrants	—	10,728	—
Convertible bond	—	45,386	—

	200,000,001	200,204,936	186,987,093